Provision for Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets within current assets	$ 11	$ 12
Deferred tax assets within other non-current assets	24	22
Deferred tax liabilities within accrued liabilities	(2)	(4)
Deferred tax liabilities within other non-current liabilities	(88)	(84)
Net deferred tax assets (liabilities)	$ (55)	$ (54)